Preferred shares	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Preferred shares

8. Preferred shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series.

On December 31, 2006, the Company issued 10,000,000 series 1 preferred shares (the "Preferred Shares") to an individual who is a Director and NXT's Chief Executive Officer and President pursuant to the execution of a Technical Transfer Agreement (the "2006 TTA") in exchange for the outright purchase of the SFD® technology.

These Preferred Shares are conditionally convertible into common shares as follows:

●	2,000,000 of the Preferred Shares became convertible into common shares upon issue.
●	The remaining 8,000,000 Preferred Shares may become convertible into common shares in four separate increments of 2,000,000 Preferred Shares each, should NXT achieve specified cumulative revenue thresholds of US $50 million, US $100 million, US $250 million and US $500 million prior to December 31, 2015.
●	Cumulative revenue is defined as the sum of total revenue earned plus proceeds from the sale of assets accumulated since January 1, 2007, all denominated in United States dollars, and calculated in accordance with generally accepted accounting principles.
●	In the event that the final cumulative revenue threshold of US $500 million is not achieved by December 31, 2015, NXT has the option to either redeem any unconverted Preferred Shares for a price of $0.01 per share and forfeit the SFD® technology, or retain the ownership of the SFD® technology by converting all of the remaining Preferred Shares into common shares.

The Preferred Shares do not participate in any dividends, and are not transferable except with the consent of the Board of Directors of NXT.

As at December 31, 2011, the Company had generated cumulative revenue of approximately US $12.2 million that is eligible to be applied to the above noted conversion thresholds.

No value has been attributed to the any of the 8,000,000 preferred shares which are still subject to conditions related to potential conversion.